Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Dec. 31, 2021
Unaudited Condensed Consolidated Balance Sheets
Ordinary shares, par value	$ 0.00000939586994067732	$ 0.00000939586994067732			$ 0.00000939586994067732
Ordinary shares, authorized	500,000,000	500,000,000			500,000,000
Ordinary shares, issued	160,648,112	149,181,538	200,000	200,000
Ordinary shares, outstanding	152,105,129	140,938,555			124,193,929
Treasury shares	8,542,983	8,242,983			0